Investment in SRM Entertainment, Inc. (Details Narrative) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 14, 2023	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Gain loss on investments				$ (726,884)			$ (726,884)
Issuance of common stock value					$ 3,450,675
Stock issued, convertible value
SRM Entertainment [Member]
Shares issued in Public Offering, shares	4,109,166					350,000
Dividend shares	$ 1,521,025
Gain loss on investments								$ 864,418
Issuance of common stock value						$ 490,000
Gain on sale of investments						$ 432,548
Stock issued, convertible shares						150,000
Stock issued, convertible value						$ 189,000
Conversion of stock, shares converted						3,436,005
SRM Entertainment Limited [Member]
Subsidiary ownership percentage	52.00%